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                           MFS(R)MANAGED SECTORS FUND
                             MFS(R)CASH RESERVE FUND
                       MFS(R)GLOBAL ASSET ALLOCATION FUND
                          MFS(R)STRATEGIC GROWTH FUND *
                      MFS(R)RESEARCH GROWTH AND INCOME FUND
                             MFS(R)CORE GROWTH FUND
                            MFS(R)EQUITY INCOME FUND
                            MFS(R)NEW DISCOVERY FUND
                        MFS(R)RESEARCH INTERNATIONAL FUND
                              MFS(R)TECHNOLOGY FUND
                      MFS(R)GLOBAL TELECOMMUNICATIONS FUND
                          MFS(R)EMERGING GROWTH FUND *
                           MFS(R)LARGE CAP GROWTH FUND
                             MFS(R)HIGH INCOME FUND
                        MFS(R)MUNICIPAL HIGH INCOME FUND
                       MFS(R)HIGH YIELD OPPORTUNITIES FUND
                             MFS(R)MONEY MARKET FUND
                       MFS(R)GOVERNMENT MONEY MARKET FUND
                            MFS(R)MUNICIPAL BOND FUND
                           MFS(R)MID CAP GROWTH FUND *
                            MFS(R)TOTAL RETURN FUND *
                              MFS(R)RESEARCH FUND *
                     MFS(R)INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R)GLOBAL TOTAL RETURN FUND
                              MFS(R)UTILITIES FUND
                           MFS(R)GLOBAL EQUITY FUND *
                          MFS(R)GLOBAL GOVERNMENTS FUND
                       MFS(R)CAPITAL OPPORTUNITIES FUND *
                           MFS(R)STRATEGIC INCOME FUND
                            MFS(R)GLOBAL GROWTH FUND
                                MFS(R)BOND FUND *
                          MFS(R)LIMITED MATURITY FUND *
                      MFS(R)MUNICIPAL LIMITED MATURITY FUND
                         MFS(R)GOVERNMENT MORTGAGE FUND
                       MFS(R)EMERGING MARKETS EQUITY FUND
                         MFS(R)INTERNATIONAL GROWTH FUND
                   MFS(R)INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R)UNION STANDARD EQUITY FUND
                         MFS(R)GROWTH OPPORTUNITIES FUND
                        MFS(R)GOVERNMENT SECURITIES FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND *
                     MFS(R)GOVERNMENT LIMITED MATURITY FUND
                         MASSACHUSETTS INVESTORS TRUST *
                        MFS(R)ALABAMA MUNICIPAL BOND FUND
                       MFS(R)ARKANSAS MUNICIPAL BOND FUND
                      MFS(R)CALIFORNIA MUNICIPAL BOND FUND
                        MFS(R)FLORIDA MUNICIPAL BOND FUND
                        MFS(R)GEORGIA MUNICIPAL BOND FUND
                       MFS(R)MARYLAND MUNICIPAL BOND FUND
                     MFS(R)MASSACHUSETTS MUNICIPAL BOND FUND
                      MFS(R)MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R)NEW YORK MUNICIPAL BOND FUND
                    NFS(R)NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R)PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R)SOUTH CAROLINA MUNICIPAL BOND FUND
                       MFS(R)TENNESSEE MUNICIPAL BOND FUND
                       MFS(R)VIRGINIA MUNICIPAL BOND FUND
                     MFS(R)WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS(R)MUNICIPAL INCOME FUND

    Supplement to the Current Statement of Additional Information (the "SAI")

Appendix A to Part II of the SAI is hereby amended to add the following Section 529 Plans waiver category and to expand the Retirement Plans category under the heading "WAIVERS OF CLASS A SALES CHARGES":

Section 529 Plans

Shares acquired by college savings plans qualified under Section 529 of the Internal Revenue Code whose sponsors or administrators have entered into an agreement with MFD or one of its affiliates to perform certain administrative or investment advisory services.

Retirement Plans

o    MFS Prototype IRAs

     Shares acquired by the IRA owner if: (i) the purchase represents the timely rollover of distribution proceeds from a retirement plan or trust which is currently a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates and (ii) such distribution proceeds result from the redemption of the retirement plan's Class B shares of the MFS Funds or liquidation of plan investments other than the MFS Funds for which retirement plan recordkeeping services are provided under the terms of such agreement.


                The date of this Supplement is November 1, 2000.


* El presente Suplemento tambien se encuentran disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.